Equity (Details)	Dec. 31, 2025 shares
IfrsStatementLineItems [Line Items]
Shares outstanding	4,268,780,153
Shares in treasury	270,227,427
Total issued shares	4,539,007,580
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	4,268,780,141
Shares in treasury	270,227,427
Total issued shares	4,539,007,568
Previ [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	381,002,396
Previ [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	381,002,396
Mitsui Co. Ltd [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	286,347,055
Mitsui Co. Ltd [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	286,347,055
Blackrock Inc [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	267,178,371
Blackrock Inc [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	267,178,371
Shareholders With More Than 5 Of Total Capital [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	934,527,822
Shareholders With More Than 5 Of Total Capital [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	934,527,822
Free Floating [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	3,334,252,319
Free Floating [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	3,334,252,319
Golden Shares [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	12
Total issued shares	12
Golden Shares [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	12